Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Summary of Earnings Per Share

	For the six months ended June 30
	2019	2020
Basic and diluted loss per share	$(0.08)	$(0.04)

Summary of Loss and Weighted-Average Number of Ordinary Shares Outstanding
The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the six months ended June 30
	2019	2020
Loss used in the computation of basic and diluted loss per share	$(12,275,009)	$	(7,005,889)

Weighted-average number of ordinary shares in the computation of basic loss per share	160,248,940		189,954,970